Other Income, Net Of Losses (Tables)	12 Months Ended
Dec. 31, 2012
Other Nonoperating Income (Expense) [Abstract]
Schedule of Other Nonoperating Income, by Component [Table Text Block]
Details of other income, net of losses, were as follows.

Year ended December 31, ($ in millions)	2012	2011	2010
Mortgage processing fees and other mortgage income	$475	$236	$223
Late charges and other administrative fees	83	82	92
Remarketing fees	63	96	126
Securitization income	45	199	16
Fair value adjustment on derivatives (a)	(30)	(125)	(189)
Other, net	101	133	193
Total other income, net of losses	$737	$621	$461

(a)	Refer to Note 22 for a description of derivative instruments and hedging activities.